Prepayments and Other Assets (Details) - Schedule of Current and Non Current Prepayments and Other Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current and Non Current Prepayments and Other Assets [Abstract]
Current	$ 6,416	$ 4,255
Non-current	228	688
Total of prepayments and other assets	$ 6,644	$ 4,943